UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10‑D

ASSET‑BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from: July 18, 2015 to August 17, 2015

Commission File Number of issuing entity: 333-177891-08

WFRBS Commercial Mortgage Trust 2014-C21

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-177891

RBS Commercial Funding Inc.

(Exact name of depositor as specified in its charter)

Wells Fargo Bank, N.A.
The Royal Bank of Scotland plc
Liberty Island Group I LLC
C-III Commercial Mortgage LLC
Basis Real Estate Capital II, LLC
National Cooperative Bank, N.A.
RBS Financial Products Inc.

(Exact name of sponsors as specified in their charters)

New York

(State or other jurisdiction of incorporation or organization of the issuing entity)

38-3932250

38-3932251

38-3932252

38-7120249

(I.R.S. Employer Identification No.)

c/o Wells Fargo Bank, N.A.

9062 Old Annapolis Road

Columbia, MD 21045

(Address of principal executive offices of the issuing entity) (Zip Code)

(410) 884‑2000

(Telephone number, including area code)

Not Applicable

(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))

A‑1			X
A‑2			X
A‑3			X
A‑4			X
A‑5			X
A‑SB			X
A‑S			X
B			X
C			X
PEX			X
X‑A			X
X‑B			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1.Distribution and Pool Performance Information

On August 17, 2015 a distribution was made to holders of the certificates issued by WFRBS Commercial Mortgage Trust 2014-C21.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 9(b), Exhibit 99.1 for the related information.

No assets securitized by RBS Commercial Funding Inc. (the "Depositor") and held by WFRBS Commercial Mortgage Trust 2014-C21 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period from July 18, 2015 to August 17, 2015 and there is no repurchase activity to report for that period.

The Depositor filed its latest Form ABS-15G on February 11, 2015. The CIK number for the Depositor is 0001112998.

Wells Fargo Bank, N.A. ("Wells Fargo"), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G on August 13, 2015. The CIK number for Wells Fargo is 0000740906.

The Royal Bank of Scotland plc ("RBS plc"), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G on February 10, 2015. The CIK number for RBS plc is 0000729153.

Liberty Island Group I LLC ("Liberty"), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G on February 12, 2015. The CIK number for Liberty is 0001555501.

C-III Commercial Mortgage LLC ("C-III"), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G on January 16, 2015. The CIK number for C-III is 0001541214.

Basis Real Estate Capital II, LLC ("Basis"), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G on February 12, 2015. The CIK number for Basis is 0001542105.

National Cooperative Bank, N.A. (formally known as “NCB, FSB”), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G on February 17, 2015. The CIK number for National Cooperative Bank is 0001577313.

RBS Financial Products Inc. ("RBSFP"), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G on August 14, 2015. The CIK number for RBSFP is 0001541615.

Part II - OTHER INFORMATION

Item 9. Exhibits. (a) The following is a list of documents filed as part of this Report on Form 10-D:
(99.1)	Monthly report distributed to holders of the certificates issued by WFRBS Commercial Mortgage Trust 2014-C21, relating to the August 17, 2015 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

RBS Commercial Funding Inc.

(Depositor)

/s/ Thomas Conway

Thomas Conway, Director

Date: August 24, 2015

EXHIBIT INDEX
Exhibit Number	Description

EX‑99.1	Monthly report distributed to holders of the certificates issued by WFRBS Commercial Mortgage Trust 2014-C21, relating to the August 17, 2015 distribution.